Statement of compliance (Tables)	12 Months Ended
Jun. 30, 2023
Statement of compliance
Schedule of error in recording of product exchange contracts

	As reported on		As revised on
	30 June 2022	Revision	30 June 2022
for the year ended 30 June	Rm	Rm	Rm
Income statement
Turnover	275 738	(2 992)	272 746
Materials, energy and consumables used	(126 991)	2 992	(123 999)
Earnings before interest and tax (EBIT)	61 417	—	61 417
Statement of cash flows
Cash receipts from customers	266 324	(2 992)	263 332
Cash paid to suppliers and employees	(210 186)	2 992	(207 194)
Cash generated by operating activities	56 138	—	56 138